Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	As of June 30, 2026	As of December 31, 2025
Lab equipment	$2,641	$4,373
Computers and software	903	896
Leasehold improvements	51	1,054
Furniture and fixtures	—	1,853

Total property and equipment	3,595	8,176
Less accumulated depreciation and amortization	3,498	4,960

Property and equipment, net	$97	$3,216

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2025	2024
Lab equipment	$4,373	$4,338
Computers and software	896	895
Leasehold improvements	1,054	981
Furniture and fixtures	1,853	1,816

Total property and equipment	8,176	8,030
Less accumulated depreciation and amortization	4,960	3,709

Property and equipment, net	$3,216	$4,321